[Dechert LLP LOGO]                             1775 I Street, N.W.
                                               Washington, DC 20006-2401
                                               +1 202 261 3300 Main
                                               +1 202 261 3333 Fax
                                               www.dechert.com

                                               CHRISTOPHER D. CHRISTIAN

                                               christopher.christian@dechert.com
                                               +1 202 261 3321 Direct
                                               +1 202 261 3333 Fax

                                                                October 11, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: ING Equity Trust (on behalf of ING Fundamental Research Fund) File No. 811-08817

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, ("Securities Act") for ING Equity Trust ("Registrant"). This Form N-14 is being filed pursuant to Rule 488 of the Securities Act in connection with a reorganization in which ING Fundamental Research Fund, a series of the Registrant, will acquire all of the assets of ING Disciplined LargeCap Fund, another series of the Registrant, in exchange for shares of ING Fundamental Research Fund and the assumption by ING Fundamental Research Fund of the liabilities of ING Disciplined LargeCap Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3321 or Jeffrey
S. Puretz at 202.261.3358.

                                        Sincerely,


                                        /s/ Christopher D. Christian
                                        ----------------------------------------
                                        Christopher D. Christian

Attachments

U.S. Austin Boston Charlotte Harrisburg Hartford New York Newport Beach Palo Alto Philadelphia Princeton San Francisco Washington DC EUROPE Brussels London Luxembourg Munich Paris